Restructuring and Impairment Charges (Tables)	12 Months Ended
Dec. 28, 2024
2019 Productivity Plan [Member]
Total Restructuring Cost and Reserve [Line Items]
Restructuring and Related Costs [Table Text Block]
The total plan pre-tax charges are expected to be incurred by segment approximately as follows:

	PFNA	PBNA	IB Franchise	EMEA	LatAm Foods	Asia Pacific Foods	Corporate
Expected pre-tax charges	15%	25%	1%	30%	10%	4%	15%
A summary of our 2019 Productivity Plan charges is as follows:

	2024	2023	2022
Cost of sales	$133	$13	$33
Selling, general and administrative expenses	551	433	347
Impairment of intangible assets	14	—	—
Other pension and retiree medical benefits expense/(income) (a)	29	(1)	31
Total restructuring and impairment charges	$727	$445	$411
After-tax amount	$563	$349	$334
Impact on net income attributable to PepsiCo per common share	$(0.41)	$(0.25)	$(0.24)

	2024	2023	2022	Plan to Date through 12/28/2024
PFNA	$161	$42	$53	$432
PBNA	238	41	68	505
IB Franchise	24	11	4	51
EMEA	116	227	118	761
LatAm Foods	49	29	32	247
Asia Pacific Foods	9	8	15	87
Corporate	101	88	90	418
	698	446	380	2,501
Other pension and retiree medical benefits expense/(income) (a)	29	(1)	31	126
Total	$727	$445	$411	$2,627
(a)Income amount represents adjustments for changes in estimates of previously recorded amounts.

Plan to Date through 12/28/2024
Severance and other employee costs	$1,434
Asset impairments	306
Other costs	887
Total	$2,627
A summary of our 2019 Productivity Plan is as follows:

	Severance and Other Employee Costs	Asset Impairments	Other Costs	Total
Liability as of December 25, 2021	$64	$—	$7	$71
2022 restructuring charges	243	33	135	411
Cash payments (a)	(90)	—	(134)	(224)
Non-cash charges and translation	(29)	(33)	—	(62)
Liability as of December 31, 2022	188	—	8	196
2023 restructuring charges	243	2	200	445
Cash payments (a)	(242)	—	(192)	(434)
Non-cash charges and translation	(1)	(2)	(7)	(10)
Liability as of December 30, 2023	188	—	9	197
2024 restructuring charges	384	114	229	727
Cash payments (a)	(204)	—	(232)	(436)
Non-cash charges and translation	(30)	(114)	20	(124)
Liability as of December 28, 2024	$338	$—	$26	$364
(a)Excludes cash expenditures of $7 million in 2024, and $1 million each in 2023 and 2022, reported in the cash flow statement in pension and retiree medical plan contributions.